Cash flow information - Gross debt (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow information
Restricted cash and time deposits over three months	¥ 447,564	¥ 343,814
Cash and cash equivalents	1,379,473	1,907,776	¥ 1,399,370	¥ 3,055,194
Financial assets at fair value through profit or loss	925,204	690,627
Lease liabilities	(51,224)	(91,583)
-due within one year	(22,941)	(47,030)
-due after one year	(28,283)	(44,553)
Borrowings - repayable within one year	(251,732)	(289,062)
Net debt	2,449,285	2,561,572	¥ 3,561,300	¥ 4,406,038
Cash and liquid investments	2,752,241	2,942,217
Gross debt - fixed interest rates	¥ (302,956)	¥ (380,645)